OTHER REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER REVENUES
Schedule of other revenues

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Gain on disposal of subsidiaries	87,217	5,754	6	1
VAT refund	33,523	4,635	3,885	558
Sales of silver products	13,546	15	—	—
Sales of application services	6,475	55,513	26,173	3,760
Government grants and others	63,650	34,498	19,309	2,773
Total	204,411	100,415	49,373	7,092